Content Assets, Net - Schedule of Content Assets (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Current Content Assets [Member]
Schedule of Content Assets [Line Items]
Total, Gross	$ 7,076,900	$ 5,462,700
Less: accumulated amortization	(5,217,900)	(3,892,900)
Less: accumulated impairment	(3,000)	(3,000)
Total	1,856,000	1,566,800
Content Assets Non Current [Member]
Schedule of Content Assets [Line Items]
Total, Gross	954,000	894,000
Less: accumulated amortization	(757,300)	(710,200)
Total	196,700	183,800
Produced contents in development and production [Member] | Current Content Assets [Member]
Schedule of Content Assets [Line Items]
Total, Gross	547,900	321,600
Produced contents released [Member] | Current Content Assets [Member]
Schedule of Content Assets [Line Items]
Total, Gross	4,292,100	3,449,400
Copyrights [Member] | Current Content Assets [Member]
Schedule of Content Assets [Line Items]
Total, Gross	2,236,900	1,691,700
Copyrights [Member] | Content Assets Non Current [Member]
Schedule of Content Assets [Line Items]
Total, Gross	373,000	313,000
Produced contents [Member] | Content Assets Non Current [Member]
Schedule of Content Assets [Line Items]
Total, Gross	$ 581,000	$ 581,000